Loan and Security Agreement (Details) (USD $)			1 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	May 31, 2012 Term Loan	Sep. 30, 2012 Term Loan item	Dec. 31, 2011 Term Loan	May 23, 2011 Term Loan	Dec. 31, 2011 Term Loan Series A-1 preferred stock	Sep. 30, 2012 Term Loan Series A-1 preferred stock	May 31, 2011 Term Loan A	Dec. 31, 2011 Term Loan A item	May 23, 2011 Term Loan A	Nov. 30, 2011 Term Loan B	Dec. 31, 2011 Term Loan B item	Nov. 21, 2011 Term Loan B	Dec. 31, 2011 Term Loan C item	May 23, 2011 Term Loan C
Loan and Security Agreement
Maximum borrowing limit						$ 25,000,000
Amount borrowed			12,500,000						6,250,000			6,250,000
Expected additional borrowings																12,500,000
Number of equal monthly payments of principal and interest				25						36			36
Annual interest rate (as a percent)				10.00%						10.16%			10.00%
Annual interest rate, minimum (as a percent)															10.00%
Treasury Rate, fixed interest rate basis tenure															3 years
Interest rate added to fixed interest rate basis (as a percent)															9.19%
Period from the funding of debt after which interest only payments are required to be made															6 months
Number of monthly principal repayments															36
Number of monthly interest repayments															30
Period of payment of unpaid principal, accrued and unpaid interest after funding of debt															42 months
Final payment fee (as a percent)				3.50%	3.50%
Prepayment fees as percentage of amount prepaid if the prepayment occurs prior to the first anniversary of the funding				3.00%	3.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs between the first and second anniversary of the funding				2.00%	2.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs on or after the second anniversary of the funding				1.00%	1.00%
Interest rate increase upon event of default (as a percent)					5.00%
Number of shares that can be purchased for warrants issued							3,070	6,140
Exercise price of warrants (in dollars per unit)							$ 81.42	$ 81.42
Term of warrants							10 years
Fair value of warrant liability	849,000	450,000						379,684		173,000	183,000		176,000	178,000
Payment of facility fees to lender										250,000
Payment of reimbursed costs to lender										117,000			18,000
Period of recognition of discount on issue of warrants				30 months						42 months			42 months
Future principal payments under the Loan and Security Agreement
2012	1,344,000	3,188,000
2013	8,188,000	4,125,000
2014	13,156,000	5,031,000
Total	22,688,000	12,344,000
Current portion of net payable	7,250,000	3,188,000
Discount on current portion of note payable	(434,000)	(308,000)
Current portion of note payable, net of discount	6,816,000	2,880,000
Discount on noncurrent portion of note payable	(232,000)	(270,000)
Note payable, net of current portion and discount	$ 15,206,000	$ 8,886,000